Intangible Assets, Net (Details) - Schedule of intangible assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Original amount	$ 12,730	$ 6,784
Accumulated amortization	5,509	4,290
Intangible assets, net	$ 7,221	2,494
Acquired technology [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period Years	8 years 10 days
Original amount	$ 6,682	1,566
Accumulated amortization	$ 1,424	1,066
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period Years	5 years 2 months 23 days
Original amount	$ 3,504	3,504
Accumulated amortization	$ 3,071	2,849
Non-competition agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period Years	3 years 3 months 7 days
Original amount	$ 974	265
Accumulated amortization	$ 360	232
Software development costs [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period Years	3 years
Original amount	$ 1,320	1,199
Accumulated amortization	$ 404
Distribution rights [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period Years	1 year
Original amount	$ 250	250
Accumulated amortization	$ 250	$ 143